Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

10.	SUBSEQUENT EVENTS

Conversion of Senior Debt Facility to Term Loan

Effective July 15, 2015, our $10 million credit facility was converted to a term loan. The terms of the new loan call for monthly principal and interest payments equal to 100% of the consumer loan proceeds. The Company intends to use proceeds from capital raise to fund its operations and to continue funding the future consumer loans. The balance outstanding on the credit facility was $2,230,000 at June 30, 2015, and is expected to be paid through June 2016.

Dissolution of Subsidiary Companies

On August 11, 2015, the Company dissolved subsidiary companies, Investment Evolution Philippines Corporation and Investment Evolution Canada, LLC, and will no longer be pursuing international expansion.

12.	SUBSEQUENT EVENTS

Investment Evolution Canada, LLC

On January 2, 2015 the Company formed Investment Evolution Canada, LLC, a 100% owned subsidiary of Investment Evolution Global Corporation which will be used for planned future Canadian operations.